UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)
________

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1 (405) 778‐8377

Date of fiscal year end: March 31, 2017

Date of reporting period: September 30, 2016

Item 1. Reports to Stockholders.

Exchange Traded Concepts TrusT REX VolMAXXTM Long VIX Weekly Futures Strategy ETF REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF (now, REX VolMAXXTM Short VIX Weekly Futures Strategy ETF)

Semi-Annual Report

September 30, 2016
(Unaudited)

VolMAXX Funds

Table of Contents

Consolidated Schedules of Investments	1
Consolidated Statements of Assets and Liabilities	3
Consolidated Statements of Operations	4
Consolidated Statements of Changes in Net Assets	5
Consolidated Financial Highlights	6
Notes to the Consolidated Financial Statements	7
Approval of Advisory Agreements and Board Considerations	16
Disclosure of Fund Expenses	18
Supplemental Information	19

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Funds’ securities, as well as information relating to how the Funds voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-REX-1414; and (ii) on the Commission’s website at http://www.sec.gov.

VolMAXX Funds
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF

Consolidated Schedule of Investments

September 30, 2016 (Unaudited)

Description	Shares	Fair Value
SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 21.3%
iPATH S&P 500 VIX Short-Term Futures ETN	5,062	$172,462
ProShares VIX Short-Term Futures ETF	21,684	614,308

Total Exchange Traded Funds
(Cost $844,561)		786,770

Total Investments - 21.3%
(Cost $844,561)		$786,770

SCHEDULE OF SECURITIES SOLD SHORT

EXCHANGE-TRADED FUND — (31.1)%
VelocityShares Daily Inverse VIX Short Term ETN	(30,707)	$(1,150,284)

Total Exchange-Traded Fund
(Proceeds $1,088,027)		(1,150,284)

Total Securities Sold Short - (31.1)%
(Proceeds $1,088,027)		$(1,150,284)

The open futures contracts held by the Fund at September 30, 2016, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation)
CBOE VIX	35	Oct-2016	$(4,695)
VIX 1 Week	35	Oct-2016	160
VIX 2 Week	35	Oct-2016	1,190
			$(3,345)

For the period ended September 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period. The futures contracts are held by REX VolMAXXTM Long VIX Weekly Futures Strategy Subsidiary I as of September 30, 2016.

Percentages are based on Net Assets of $3,695,529.

CBOE — Chicago Board Options Exchange

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

S&P — Standard & Poor’s

VIX — Volatility Index

The following is a list of the level of inputs used as of September 30, 2016 in valuing the Fund’s investments, securities sold short and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$786,770	$—	$—	$786,770
Total Investments in Securities	$786,770	$—	$—	$786,770

Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$(1,150,284)	$—	$—	$(1,150,284)
Total Securities Sold Short	$(1,150,284)	$—	$—	$(1,150,284)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,350	$—	$—	$1,350
Unrealized Depreciation	(4,695)	—	—	(4,695)
Total Other Financial Instruments	$(3,345)	$—	$—	$(3,345)

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended September 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

VolMAXX Funds
REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF

Consolidated Schedule of Investments

September 30, 2016 (Unaudited)

Description	Shares	Fair Value
SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 14.3%
ProShares Short VIX Short-Term Futures ETF	4,848	$354,922
VelocityShares Daily Inverse VIX Short Term ETN	3,811	142,760

Total Exchange Traded Funds
(Cost $335,224)		497,682

Total Investments - 14.3%
(Cost $335,224)		$497,682

SCHEDULE OF SECURITIES SOLD SHORT

EXCHANGE-TRADED FUND — (32.9)%
iPATH S&P 500 VIX Short-Term Futures ETN	(33,694)	$(1,147,963)

Total Exchange-Traded Fund
(Proceeds $1,620,010)		(1,147,963)

Total Securities Sold Short - (32.9)%
(Proceeds $1,620,010)		$(1,147,963)

The open futures contracts held by the Fund at September 30, 2016, are as follows:

Type of Contract	Number of Contract Short	Expiration Date	Unrealized Appreciation (Depreciation)
CBOE VIX	(68)	Oct-2016	$43,244
VIX 1 Week	(40)	Oct-2016	32,381
VIX 2 Week	(30)	Oct-2016	(1,360)
			$74,265

For the period ended September 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period. The futures contracts are held by REX VolMAXXTM Inverse VIX Weekly Futures Strategy Subsidiary I as of September 30, 2016.

Percentages are based on Net Assets of $3,485,827.

CBOE — Chicago Board Options Exchange

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

S&P — Standard & Poor’s

VIX — Volatility Index

The following is a list of the level of inputs used as of September 30, 2016 in valuing the Fund’s investments, securities sold short and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$497,682	$—	$—	$497,682
Total Investments in Securities	$497,682	$—	$—	$497,682

Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$(1,147,963)	$—	$—	$(1,147,963)
Total Securities Sold Short	$(1,147,963)	$—	$—	$(1,147,963)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$75,625	$—	$—	$75,625
Unrealized Depreciation	(1,360)	—	——	(1,360)
Total Other Financial Instruments	$74,265	$—	$—	$74,265

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended September 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

VolMAXX Funds

Consolidated Statements of Assets and Liabilities

September 30, 2016 (Unaudited)

	REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF
Assets:
Investments, at Cost	$844,561	$335,224
Securities Sold Short, Proceeds	1,088,027	1,620,010
Investments, at Fair Value	$786,770	$497,682
Cash and Cash Equivalents	1,454,396	5,004,293
Cash Collateral on Futures	1,785,000	305,000
Cash Collateral on Securities Sold Short	1,260,072	1,051,653
Receivable for Capital Shares Sold	615,934	—
Receivable for Investment Securities Sold	149,124	558,583
Receivable for Variation Margin	673	49,200
Total Assets	6,051,969	7,466,411

Liabilities:
Securities Sold Short, at Fair Value	1,150,284	1,147,963
Payable for Investment Securities Purchased	226,515	784,297
Payable for Capital Shares Redeemed	—	2,043,005
Payable for Variation Margin	35,816	—
Due to Custodian	939,769	—
Advisory Fees Payable	3,890	5,105
Other Accrued Expenses	166	214
Total Liabilities	2,356,440	3,980,584

Net Assets	$3,695,529	$3,485,827

Net Assets Consist of:
Paid-in Capital	$5,374,165	$2,118,739
Distributions in Excess of Net Investment Income	(31,713)	(32,258)
Accumulated Net Realized Gain (Loss) on Investments, Securities Sold Short and Futures Contracts	(1,523,530)	690,576
Net Unrealized Appreciation (Depreciation) on Investments and Securities Sold Short	(120,048)	634,505
Net Unrealized Appreciation (Depreciation) on Futures Contracts	(3,345)	74,265
Net Assets	$3,695,529	$3,485,827

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	300,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$12.32	$34.86

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

VolMAXX Funds

Consolidated Statement of Operations

For the period ended September 30, 2016 (Unaudited)

	REX VolMAXXTM Long VIX Weekly Futures Strategy ETF(1)	REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF(1)
Investment Income:
Dividend Income	$373	$274
Total Investment Income	373	274

Expenses:
Dividend Expense on Securities Sold Short	17,088	16,002
Advisory Fees	14,998	16,530
Total Expenses	32,086	32,532

Net Investment Loss	(31,713)	(32,258)

Net Realized Gain (Loss) on:
Investments	(378,065)	47,306
Securities Sold Short	(173,898)	(130,851)
Futures Contracts	(971,567)	774,121
Net Unrealized Appreciation (Depreciation):
Investments	(57,791)	162,458
Securities Sold Short	(62,257)	472,047
Futures Contracts	(3,345)	74,265
Net Realized and Unrealized Gain (Loss) on Investments	(1,646,923)	1,399,346

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,678,636)	$1,367,088

(1)	Commenced operations on May 3, 2016.

The accompanying notes are an integral part of the financial statements.

VolMAXX Funds

Consolidated Statements of Changes in Net Assets

	REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF
	Period Ended September 30, 2016(1) (Unaudited)	Period Ended September 30, 2016(1) (Unaudited)
Operations:
Net Investment Loss	$(31,713)	$(32,258)
Net Realized Gain (Loss) on Investments, Securities Sold Short and Futures Contracts	(1,523,530)	690,576
Net Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short and Futures Contracts	(123,393)	708,770
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,678,636)	1,367,088

Capital Share Transactions:
Issued	6,927,887	5,110,559
Redeemed	(1,553,722)	(2,991,820)
Increase in Net Assets from Capital Share Transactions	5,374,165	2,118,739

Total Increase in Net Assets	3,695,529	3,485,827

Net Assets:
Beginning of Period	—	—
End of Period (Includes Distributions in Excess of Net Investment Income of $(31,713) and $(32,258))	$3,695,529	$3,485,827

Share Transactions:
Issued	400,000	200,000
Redeemed	(100,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	300,000	100,000

(1)	Commenced operations on May 3, 2016.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

VolMAXX Funds

Consolidated Financial Highlights

For the period ended September 30, 2016 (Unaudited)

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Loss*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover(2)
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF
2016‡	$ 25.00	$ (0.18)	$ (12.50)	$ (12.68)	$ 12.32	(50.72)%	$ 3,696	2.67%(3)(4)	(2.64)%(3)	250%
REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF
2016‡	$ 25.00	$ (0.35)	$ 10.21	$ 9.86	$ 34.86	39.44%	$ 3,486	2.85%(3)(4)	(2.83)%(3)	290%

‡	Commenced operations on May 3, 2016.

*	Per share data calculated using average shares method.

(1)	Total return is for the period indicated and has not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(3)	Annualized.

(4)

The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.25% for REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and 1.45% for REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF.

The accompanying notes are an integral part of the financial statements.

VolMAXX Funds

Notes to the Consolidated Financial Statements

September 30, 2016 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with eight investment portfolios. The consolidated financial statements herein are those of the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF (each a “Fund”, and collectively the “Funds”). The REX VolMAXXTM Long VIX Weekly Futures Strategy ETF seeks to provide investors with exposure to the implied volatility of the broad-based, large-cap U.S. equity market. The REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF seeks to provide investors with inverse exposure to the implied volatility of the broad-based, large-cap U.S. equity market. Each Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. Vident Investment Advisory LLC (the “Sub-Adviser”), serves as the sub-adviser to the Funds. The Funds commenced operations on May 3, 2016.

The REX VolMAXXTM Long VIX Weekly Futures Strategy Subsidiary I and REX VolMAXXTM Inverse VIX Weekly Futures Strategy Subsidiary I are both wholly-owned subsidiaries of the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF and their respective subsidiaries have been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations and Consolidated Statements of Changes in Net Assets.

Shares of the Funds are listed and traded on Bats BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies, included in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

Use of Estimates and Indemnifications — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

VolMAXX Funds

Notes to the Consolidated Financial Statements

September 30, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended September 30, 2016, there have been no significant changes to the Funds’ fair valuation methodologies.

VolMAXX Funds

Notes to the Consolidated Financial Statements

September 30, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment in the Subsidiaries — Each Fund will achieve commodities exposure through investment in a Subsidiary. Such investment may not exceed 25% of a Fund’s total assets, as measured at the end of every quarter of the Fund’s taxable year. Each Subsidiary will invest in derivatives including futures contracts and commodity-linked instruments, and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. Unlike the Funds, the Subsidiaries may invest without limitation in futures and may use leveraged investment techniques. The Subsidiaries otherwise are subject to the same general investment policies and restrictions as the Funds. Except as noted, references to the investment strategies of the Funds for non-equity securities include the investment strategies of the Subsidiaries.

The Subsidiaries are not registered under the 1940 Act. As an investor in its Subsidiary, each Fund, as the Subsidiary’s sole shareholder, would not have the protections offered to investors in registered investment companies. However, because the Fund would wholly own and control the Subsidiary, and the Fund and Subsidiary would be managed by the Adviser, it is unlikely that the Subsidiary would take action contrary to the interests of the Fund or the Fund’s shareholders. The Board has oversight responsibility for the investment activities of the Funds, including their investments in its respective Subsidiary, and each Fund’s role as the sole shareholder of its Subsidiary. Also, in managing a Subsidiary’s portfolio, the Adviser would be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate and could negatively affect the Fund and its shareholders.

Securities Sold Short — As consistent with the Funds’ investment objectives, the Funds intend to sell securities short. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds are then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Funds also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Funds sold the security short, or a realized loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Funds close their short positions or replace the borrowed security, the Funds will maintain segregated accounts with their custodian containing marginable securities. The Funds may be required to add to the segregated accounts as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the consolidated financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Consolidated Statements of Operations. As of September 30, 2016, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

VolMAXX Funds

Notes to the Consolidated Financial Statements

September 30, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures Contracts — The Funds’ Subsidiaries utilized futures contracts during the period ended September 30, 2016 for hedging. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statements of Assets and Liabilities. As of September 30, 2016, the Funds have open futures contracts and during the period ended, all futures contracts held had equity risk exposure. Refer to the Funds’ Consolidated Schedules of Investments for details regarding open futures contracts as of September 30, 2016. The unrealized appreciation on futures contracts is presented on the Consolidated Statements of Assets and Liabilities as “Net Unrealized Appreciation (Depreciation) on Futures Contracts.” The amount of realized gain (loss) on futures contracts is presented on the Consolidated Statement of Operations as “Net Realized Gain (Loss) on Futures Contracts.” The change in the net fair value of the futures contracts is included in the Consolidated Statements of Operations as “Net Unrealized Appreciation (Depreciation) on Futures Contracts.”

Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as cash equivalents on the Consolidated Statements of Assets and Liabilities. The Company maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Organizational Expenses — All organizational and offering expenses of the Funds were borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Consolidated Statements of Assets and Liabilities or Consolidated Statements of Operations.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices.

The REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. Certain of the Funds’ investments generally do not generate qualifying income if made directly by a Fund. Each Fund, however, intends to gain exposure to certain non-qualifying investments, including commodities investments, through its investment in its respective wholly-owned Subsidiary. Each Subsidiary intends to invest in futures contracts or commodity-linked instruments.

VolMAXX Funds

Notes to the Consolidated Financial Statements

September 30, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Creation Units — The Funds issue and redeem shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for the Funds is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a minimum creation transaction fee of $500 plus 0.02% of the Creation Units NAV, per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 plus 0.02% of the Creation Units NAV, per transaction. In addition to the fixed creation or redemption transaction fee, to the extent a Creation Unit consists of more than 100 securities, an additional creation transaction fee may be charged. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of September 30, 2016:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	50,000	$500	$616,000	$500
REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF	50,000	500	1,743,000	500

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statements of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable at law.

As of September 30, 2016, the Funds’ financial instruments and derivative instruments are not subject to a master netting arrangement.

4. BASIS FOR CONSOLIDATION

The Consolidated Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and the Financial Highlights of the Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of March 31st for financial statement consolidation purposes.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

VolMAXX Funds

Notes to the Consolidated Financial Statements

September 30, 2016 (Unaudited) (Continued)

4. BASIS FOR CONSOLIDATION (continued)

Each Fund may invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2016	% of Total Net Assets at September 30, 2016
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF Subsidiary I	May 3, 2016	$810,088	21.9%
REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF Subsidiary I	May 3, 2016	853,386	24.5%

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	REX VolMAXXTM Long VIX Weekly Futures Strategy ETF Subsidiary I	REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF Subsidiary I
Net Realized Gain (Loss) on Futures Contracts	$(971,567)	$774,121
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(3,345)	74,265
Total Gains (Losses) Attributed to the Funds’ Investments in Subsidiaries	$(974,912)	$848,386

5. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Funds. The Sub-Adviser serves as sub-adviser to the Funds.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.

For the services it provides to the Funds, the Funds pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% on the average daily net assets of the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and 1.45% on the average daily net assets of the REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

VolMAXX Funds

Notes to the Consolidated Financial Statements

September 30, 2016 (Unaudited) (Continued)

5. AGREEMENTS (continued)

Sub-Advisory Agreements

Vident Investment Advisory, LLC, or the Sub-Adviser, is a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia, 30076. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows: 1) 5 basis points on up to $250 million in assets; 2) 4 basis points on the next $250 million; 3) 3 basis points on all assets above $500 million; subject to an annual minimum fee of $30,000.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration orqualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan will be made during the initial twelve (12) months of operation. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended September 30, 2016, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

6. INVESTMENT TRANSACTIONS

For the period ended September 30, 2016, the purchases and sales of investments in securities, excluding in-kind transactions, securities sold short, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	$5,852,022	$2,421,432
REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF	2,735,157	1,870,580

There were no purchases or sales of long-term U.S. Government securities by the Funds.

VolMAXX Funds

Notes to the Consolidated Financial Statements

September 30, 2016 (Unaudited) (Continued)

6. INVESTMENT TRANSACTIONS (continued)

For the period ended September 30, 2016, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	$623,567	$—	$—
REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF	717,897	—	—

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Funds at September 30, 2016, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	$844,561	$—	$(57,791)	$(57,791)
REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF	335,224	162,458	—	162,458

8. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of each Fund is subject to the risk that his or her investment could lose money. Each Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Concentration Risk

From time to time, the Funds may invest a significant percentage of their assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent each Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Funds may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Funds’ investments were more broadly diversified.

Derivatives Risk

The Funds may invest in and will have investment exposure to VIX Futures Contracts and swap agreements, which are types of derivative contracts. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate, or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

VolMAXX Funds

Notes to the Consolidated Financial Statements

September 30, 2016 (Unaudited) (Concluded)

8. RISKS OF INVESTING IN THE FUNDS (continued)

Non-Diversification Risk

The Funds are non-diversified, meaning that, as compared to a diversified fund, they can invest a greater percentage of their assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

Subsidiary Risk

The Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act. Thus, each Fund, as the sole investor in its Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in its Subsidiary, a Fund is exposed to the risks of investing in the commodities markets. A Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which each Fund and its Subsidiary, respectively, are organized, could result in the inability of a Fund and/or its Subsidiary to operate as intended and could negatively affect the Funds and their shareholders.

9. OTHER

At September 30, 2016, the records of the Trust reflected that 100% of the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF’s total Shares outstanding were held by two Authorized Participants and REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF’s total Shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Bats BZX Exchange, Inc. and have been purchased and sold by persons other than Authorized Participants.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the consolidated financial statements were issued. Based on this evaluation, no adjustments were required to the consolidated financial statements as of September 30, 2016 except as follows:

Effective October 26, 2016, REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF changed its name to REX VolMAXXTM Short VIX Weekly Futures Strategy ETF.

VolMAXX Funds

Approval of Advisory Agreements & Board Considerations

(Unaudited)

At a meeting held on December 8, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the following agreements:

●

An investment advisory agreement between Exchange Traded Concepts, LLC (“ETC”) and the Trust, on behalf of the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF (the “Funds”) (the “Advisory Agreement”); and

●

A sub-advisory agreement between ETC and Vident Investment Advisory, LLC (“Vident”) with respect to the Funds (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Vident are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Vident, and at the Meeting, representatives from ETC and Vident presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from ETC and Vident provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services to be provided by ETC and Vident, as well as the rationale for launching the Funds, the Funds’ proposed fees, and the operational aspects of the Funds. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the oral presentations of ETC and Vident, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Vident.

In considering whether to approve the Agreements, the Board, including the Independent Trustees, did not identify any single factor or piece of information as determinative or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the factors listed below.

Nature, Extent and Quality of Services to be Provided.

In considering the nature, extent and quality of the services to be provided to the Funds, the Board reviewed the portfolio management services to be provided by ETC and Vident. Among other things, the Board considered the quality of the portfolio management personnel of each company. The Board noted that it had previously reviewed ETC and Vident’s registration forms (“Form ADVs”) as well as responses of ETC and Vident to a detailed series of questions, which included a description of their operations, service offerings, personnel (including, with respect to Vident, information about the background and experience of the portfolio manager who would be primarily responsible for the day-to-day management of the Funds), compliance program, and financial condition. The Board further noted that, as reported by ETC and Vident’s representatives, there were no material changes in the information about ETC and Vident since the Board was last presented with such information. The Board noted its familiarity with the services of ETC and Vident, including the lead portfolio manager, from the Board’s previous experience with them.

The Board also considered other services to be provided to the Funds by ETC and Vident, such as monitoring adherence to the Funds’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. The Board considered ETC’s role in coordinating the activities of the Trust’s other service providers and in overseeing Vident’s actions with respect to the Funds. The Board noted Vident’s responsibilities as the Funds’ sub-adviser, including: determining from time to time what assets will be purchased, retained or sold by the Funds, and what portion of the assets will be invested or held uninvested in cash; placing orders with respect to transactions in securities or other assets held or to be acquired

VolMAXX Funds

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Concluded)

by the Funds; selecting broker-dealers for executing portfolio transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board noted that Vident would be responsible for, among other portfolio transaction-related duties, purchasing, selling, and “rolling” futures contracts, and noted Vident’s lead portfolio manager’s previous experience trading the types of futures contracts in which the Funds will invest. The Board also considered ETC and Vident’s experience working with exchange-traded funds and acknowledged its familiarity with the types of services provided by ETC and Vident because they currently provide services to other funds overseen by the Trustees. Because the Funds were new and had not yet commenced operations, the Board noted that there were no historical performance records to consider. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by ETC and Vident.

Costs of Services to be Provided and Economies of Scale.

The Board reviewed the advisory and sub-advisory fees to be paid to ETC and Vident for their services to the Funds under the Agreements. The Board took into consideration that each Fund’s advisory fee is structured as a “unified fee,” meaning that the Funds would pay no expenses, other than certain excluded expenses, and that the sub-advisory fees paid to Vident, which reflected an arms-length negotiation between ETC and Vident, would be paid out of ETC’s advisory fee. The Board noted that ETC would be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board further determined that the fees reflected an appropriate allocation of the advisory fees paid to ETC given the work proposed to be performed by Vident. The Board further noted that each Fund would achieve its primary investment objective in part by investing up to 25% of its total assets, as measured at the end of every quarter of the Fund’s taxable year, in a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary”), which would be advised by ETC, and noted that ETC had contractually agreed to waive the advisory fee it receives from each Fund in an amount equal to the advisory fee paid to ETC by the corresponding Subsidiary. The Board considered the appropriateness of each Fund’s advisory fee as well as the advisory fee’s comparability to peer products, taking into consideration the profitability and comparable fee analyses with which it had been provided. In considering the reasonableness of each Fund’s advisory fee, the Board noted that the fees proposed to be charged to the Funds were toward the high end of the range compared to peer products. The Board took into account the limited universe of peers available for comparison purposes, the various differences between the Funds and the peer products, and the nature of the Funds’ investment strategy. The Board also considered the expected costs, and anticipated profits, of the advisory services to the Funds, and the potential for economies of scale as Fund assets grow. The Board noted, that such economies would, to some degree, be shared with Fund shareholders through the unified fee structure of the Funds and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

Conclusion.

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable under the Agreements, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreements was in the best interests of the Funds and their shareholders.

VolMAXX Funds

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2016 to September 30, 2016).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/3/16	Ending Account Value 9/30/16	Annualized Expense Ratios	Expenses Paid During Period
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF
Actual Fund Return	$1,000.00	$492.80	2.67%	$8.24	(1)
Hypothetical 5% Return	$1,000.00	$1,011.68	2.67%	$13.46	(2)
REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF
Actual Fund Return	$1,000.00	$1,394.40	2.85%	$14.12	(1)
Hypothetical 5% Return	$1,000.00	$1,010.78	2.85%	$14.37	(2)

(1)

Expenses are equal to the Fund’s annualized expense ratio (including dividend expense on securities sold short) multiplied by the average account value over the period, multiplied 151/365 (to reflect the actual time the Fund was operational from 5/3/16-9/30/16).

(2)

Expenses are equal to the Fund’s annualized expense ratio (including dividend expense on securities sold short) multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period shown).

VolMAXX Funds

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of a Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.rexetf.com.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments
Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

REX-SA-002-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

 (a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

 (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: December 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: December 7, 2016

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: December 7, 2016